Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Basic Materials (2.8%)
ALROSA Finance SA
3.100%, 6/25/27 144A	8,500,000	8,509
4.650%, 4/9/24 144A	500,000	532
Arconic Rolled Products Corp. 6.125%, 2/15/28 144A	100,000	103
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	323
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ¥	2,700,000	3,043
2.875%, 5/1/26 EUR §,¥	3,400,000	3,832
INEOS Styrolution Group GmbH 2.250%, 1/16/27 144A EUR ¥	200,000	218
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,498
Sappi Papier Holding GmbH 3.125%, 4/15/26 EUR §,¥	300,000	297
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	481
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	211
4.892%, 4/24/25 144A	5,900,000	6,395
5.182%, 4/24/28 144A	2,800,000	3,082
Teck Resources, Ltd. 3.900%, 7/15/30 144A	300,000	314

Total		28,838

Communications (5.6%)
Altice Financing SA
3.000%, 1/15/28 EUR §,¥	200,000	217
7.500%, 5/15/26 144A	5,171,000	5,474
Altice France Holding SA 8.000%, 5/15/27 EUR §,¥	1,000,000	1,243
Altice France SA 8.125%, 2/1/27 144A	3,200,000	3,487
AT&T, Inc.
3.100%, 2/1/43 b	1,800,000	1,756
3.500%, 9/15/53 144A	237,000	231
3.650%, 9/15/59 144A	6,663,000	6,434
4.300%, 12/15/42	100,000	113
Baidu, Inc. 3.875%, 9/29/23	200,000	215
CenturyLink, Inc. 4.000%, 2/15/27 144A	100,000	102
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28 b	1,700,000	1,930
4.800%, 3/1/50	200,000	229
5.125%, 7/1/49 b	3,300,000	3,818
5.375%, 4/1/38	100,000	122
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,806
Deutsche Telekom International Finance 8.750%, 6/15/30	700,000	1,087
Dolya Holdco 18 DAC 5.000%, 7/15/28 144A	1,500,000	1,496

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Communications continued
Intelsat Jackson Holdings SA
5.500%, 8/1/23 j	700,000	439
8.500%, 10/15/24 144A j	200,000	129
9.750%, 7/15/25 144A j	100,000	65
Koninklijke KPN NV 5.750%, 9/17/29 GBP §,¥	750,000	1,229
Qwest Corp. 7.250%, 9/15/25	500,000	574
RCS & RDS SA 3.250%, 2/5/28 144A EUR ¥	100,000	112
SFR Group SA 7.375%, 5/1/26 144A	7,600,000	7,964
Sprint Communications, Inc. 11.500%, 11/15/21	400,000	439
Sprint Corp.
7.125%, 6/15/24	100,000	115
7.250%, 9/15/21	700,000	732
7.875%, 9/15/23	500,000	573
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,531
Telecom Italia Capital SA 6.000%, 9/30/34	400,000	464
Tencent Holdings, Ltd. 1.810%, 1/26/26 144A	1,400,000	1,427
Time Warner Cable LLC
5.875%, 11/15/40	300,000	373
6.750%, 6/15/39	200,000	273
T-Mobile USA, Inc. 3.875%, 4/15/30 144A	100,000	114
UPCB Finance IV, Ltd. 4.000%, 1/15/27 EUR §,¥	315,000	373
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	131
4.672%, 3/15/55 b	1,119,000	1,549
5.012%, 4/15/49 b	2,449,000	3,517
5.250%, 3/16/37	200,000	277
Virgin Media Secured Finance PLC 5.000%, 4/15/27 144A GBP ¥	500,000	674
VMED O2 UK Financing I PLC
3.250%, 1/31/31 144A EUR ¥	1,200,000	1,398
4.000%, 1/31/29 144A GBP ¥	2,600,000	3,330

Total		57,562

Consumer, Cyclical (6.7%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,¥	100,000	108
Air Canada Pass Through Trust, Series 2020- 2, Class A 5.250%, 10/1/30 144A	1,000,000	1,024
Alaska Airlines Pass Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	200,000	209
American Airlines Pass Through Trust, Series 2011-1, Class A 5.250%, 7/31/22	58,482	54

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
BMW Finance NV 2.250%, 8/12/22 144A	400,000	413
Colt Merger Sub, Inc. 5.750%, 7/1/25 144A	400,000	412
Continental Airlines Pass Through Trust, Series 2010-1, Class A 4.750%, 7/12/22	39,089	39
Delta Air Lines, Inc. 7.000%, 5/1/25 144A	1,500,000	1,647
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	308
easyJet PLC
0.875%, 6/11/25 EUR §,¥	100,000	97
1.750%, 2/9/23 EUR §,¥	200,000	208
FCE Bank PLC
0.869%, 9/13/21 EUR §,¥	400,000	459
1.875%, 6/24/21 EUR §,¥	100,000	116
Ford Motor Credit Co. LLC
0.050%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,353
0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	441
0.185%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	230
1.146%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	192
1.515%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	600,000	552
3.021%, 3/6/24 EUR ¥	900,000	1,033
3.096%, 5/4/23	500,000	488
3.350%, 11/1/22 b	1,400,000	1,379
3.416%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	198
4.063%, 11/1/24 b	3,200,000	3,196
5.584%, 3/18/24	600,000	624
5.596%, 1/7/22 b	1,500,000	1,534
General Motors Financial Co., Inc.
3.450%, 4/10/22	300,000	308
5.100%, 1/17/24 b	1,200,000	1,312
Hyatt Hotels Corp.
3.246%, (ICE LIBOR USD 3 Month plus 3.000%), 9/1/22	700,000	701
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,¥	800,000	940
3.750%, 9/15/26 EUR §,¥	4,600,000	5,380
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP §,¥	100,000	116
5.875%, 11/15/24 144A EUR ¥	1,600,000	1,688
5.875%, 11/15/24 EUR §,¥	700,000	739
6.875%, 11/15/26 144A EUR ¥	3,200,000	3,414
JetBlue Airways Corp. 4.000%, 5/15/34	900,000	931
John Lewis PLC 4.250%, 12/18/34 GBP §,¥	700,000	793
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	101
3.900%, 8/8/29	100,000	100
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	392
6.000%, 6/12/25 GBP §,¥	900,000	1,255

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26	150,000	154
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	400,000	409
5.375%, 12/4/29 144A	300,000	298
MGM Resorts International 7.750%, 3/15/22	300,000	316
Mitchells & Butlers Finance PLC
0.509%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,213,454	1,341
0.700%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	220,628	185
6.469%, 9/15/32 GBP §,¥	200,000	275
Nissan Motor Acceptance Corp. 3.875%, 9/21/23 144A	700,000	725
Nissan Motor Co., Ltd.
3.201%, 9/17/28 144A EUR ¥	500,000	591
4.345%, 9/17/27 144A	6,200,000	6,224
4.810%, 9/17/30 144A	200,000	201
QVC, Inc. 4.375%, 3/15/23 b	1,075,000	1,118
Renault SA 1.250%, 6/24/25 EUR §,¥	900,000	970
Royal Caribbean Cruises, Ltd. 11.500%, 6/1/25 144A	2,300,000	2,673
Sands China, Ltd.
4.600%, 8/8/23	300,000	320
5.400%, 8/8/28 b	3,200,000	3,560
Southwest Airlines Co.
5.125%, 6/15/27	1,000,000	1,089
5.250%, 5/4/25	1,000,000	1,101
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	108
4.875%, 3/15/27 b	1,200,000	1,344
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	263
4.500%, 9/7/23 GBP §,¥	1,900,000	2,465
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	826,990	810
Volkswagen Bank GmbH 1.250%, 6/10/24 EUR §,¥	3,000,000	3,584
Volkswagen Financial Services Aktiengesellschaft 0.875%, 4/12/23 EUR §,¥	200,000	237
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,¥	1,800,000	2,248
Wynn Macau, Ltd. 5.125%, 12/15/29 144A	1,100,000	1,055
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	776

Total		68,924

Consumer, Non-cyclical (3.2%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP §,¥	100,000	126
2.875%, 7/31/43 GBP §,¥	2,900,000	3,713
4.875%, 7/31/43 GBP §,¥	200,000	261
AbbVie, Inc. 1.500%, 11/15/23 144A EUR ¥	400,000	489

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,¥	500,000	571
1.875%, 3/26/32 EUR §,¥	600,000	677
3.000%, 3/27/31 EUR §,¥	600,000	758
3.375%, 11/27/26 GBP §,¥	2,100,000	2,866
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27 §	300,000	298
Amgen, Inc. 4.663%, 6/15/51 b	1,041,000	1,357
Atlantia Spa
1.625%, 2/3/25 EUR §,¥	500,000	555
1.875%, 7/13/27 EUR §,¥	400,000	438
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	3,368
BAT Capital Corp.
3.222%, 8/15/24	100,000	107
3.557%, 8/15/27	500,000	540
Centene Corp.
4.250%, 12/15/27	200,000	209
4.625%, 12/15/29	500,000	539
4.750%, 1/15/25	200,000	206
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	229
CVS Pass-Through Trust
5.926%, 1/10/34 144A	674,332	780
7.507%, 1/10/32 144A	69,228	86
DaVita HealthCare Partners, Inc. 4.625%, 6/1/30 144A	1,400,000	1,437
HCA, Inc.
4.500%, 2/15/27	100,000	112
4.750%, 5/1/23 b	2,655,000	2,896
5.875%, 2/1/29	100,000	116
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	216
IQVIA, Inc. 3.250%, 3/15/25 EUR §,¥	500,000	590
Kraft Heinz Foods Co. 3.950%, 7/15/25	63,000	68
Pacific Gas & Electric Co. 3.150%, 6/15/30	200,000	207
RAC Bond Co. PLC 4.870%, 5/6/46 GBP §,¥	500,000	653
Sysco Corp. 5.650%, 4/1/25 b	1,100,000	1,301
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21 b	2,600,000	2,593
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	698
Teva Pharmaceutical Finance Netherlands II BV
1.125%, 10/15/24 EUR §,¥	600,000	607
1.250%, 3/31/23 EUR §,¥	720,000	779
3.250%, 4/15/22 EUR ¥	800,000	934
6.000%, 1/31/25 EUR ¥	1,500,000	1,798

Total		33,178

Diversified (0.1%)
CVS Pass-Through Trust 4.704%, 1/10/36 144A	398,428	431

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Diversified continued
Stena International SA 6.125%, 2/1/25 144A	400,000	385

Total		816

Energy (10.1%)
Aker BP ASA
3.750%, 1/15/30 144A	400,000	388
4.750%, 6/15/24 144A	1,000,000	1,027
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	88
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	196
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	111
CNOOC Finance 2013, Ltd. 3.000%, 5/9/23 b	1,300,000	1,362
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A Þ	241,190	63
Continental Resources, Inc. 4.375%, 1/15/28 b	1,400,000	1,210
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	1,051
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	275
Enable Midstream Partners LP 4.950%, 5/15/28 b	1,200,000	1,176
Energy Transfer Operating LP
2.900%, 5/15/25	100,000	100
3.750%, 5/15/30	200,000	194
4.650%, 6/1/21	200,000	203
5.000%, 5/15/50	200,000	184
5.250%, 4/15/29	100,000	107
6.625%, 10/15/36	500,000	535
7.500%, 7/1/38 b	1,700,000	1,983
Energy Transfer Partners LP 3.600%, 2/1/23	100,000	103
EQT Corp. 7.875%, 2/1/25 b	5,500,000	6,096
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 §	3,000,000	3,335
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	512
Greenko Solar Mauritius Ltd. 5.550%, 1/29/25 144A	1,000,000	1,012
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 b	2,382,000	2,996
Kinder Morgan, Inc. 7.750%, 1/15/32 b	1,216,000	1,691
Midwest Connector Capital Company LLC
3.625%, 4/1/22 144A	300,000	302
3.900%, 4/1/24 144A	200,000	202
MPLX LP 4.250%, 12/1/27	100,000	112
Newfield Exploration Co. 5.625%, 7/1/24 b	2,100,000	2,042
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,941
Noble Holding International, Ltd. 7.875%, 2/1/26 144A j	400,000	97

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
NuStar Logistics LP
5.625%, 4/28/27 b	1,400,000	1,383
6.000%, 6/1/26	200,000	201
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	209,690	192
7.350%, 12/1/26 §,Þ	1,588,788	405
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 2/9/18 §	782,000	1
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	465
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	5,035
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ¥	1,800,000	2,445
6.625%, 1/16/34 GBP ¥	300,000	423
6.900%, 3/19/49	300,000	334
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	162
5.500%, 4/12/37 §,j	4,300,000	107
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,027
3.750%, 2/21/24 EUR §,¥	400,000	443
4.750%, 2/26/29 EUR §,¥	7,300,000	7,281
4.875%, 2/21/28 EUR §,¥	600,000	616
5.625%, 1/23/46	378,000	277
5.950%, 1/28/31 144A	100,000	83
6.490%, 1/23/27 144A	700,000	656
6.500%, 3/13/27 b	3,200,000	2,984
6.625%, 6/15/35 b	1,600,000	1,329
6.625%, 6/15/38 b	2,000,000	1,560
6.750%, 9/21/47 b	1,600,000	1,232
6.840%, 1/23/30 144A	1,500,000	1,335
6.840%, 1/23/30 §	100,000	89
7.690%, 1/23/50 144A	1,880,000	1,552
Petronas Capital, Ltd. 7.875%, 5/22/22 §	800,000	888
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45 b	2,500,000	2,278
5.150%, 6/1/42 b	1,300,000	1,225
6.650%, 1/15/37	277,000	301
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,300,000	2,677
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	319
5.000%, 10/1/22 b	1,100,000	1,156
5.875%, 3/1/22	800,000	835
Reliance Industries, Ltd. 4.500%, 10/19/20 §	300,000	300
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,226,365	1,328
9.250%, 7/6/24 §	1,073,070	1,162
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	416,554	469
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 144A	700,000	788
5.625%, 3/1/25 b	4,900,000	5,602
5.750%, 5/15/24	800,000	906
5.875%, 6/30/26	400,000	473

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	100,000	100
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	7,560
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30 144A	1,200,000	1,194
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	4,602,000	2,968
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	200,000	160
Transocean, Inc. 8.000%, 2/1/27 144A	100,000	28
Valaris PLC
5.750%, 10/1/44 j	200,000	11
8.000%, 1/31/24 j	80,000	4
Western Midstream Operating, LP
4.100%, 2/1/25 b	1,200,000	1,143
6.250%, 2/1/50 b	1,900,000	1,760
Williams Partners LP 3.600%, 3/15/22 b	2,500,000	2,586

Total		103,532

Financial (26.5%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24 b	3,600,000	3,570
3.650%, 7/21/27	500,000	458
4.450%, 12/16/21	150,000	153
4.450%, 4/3/26 b	900,000	896
4.625%, 10/15/27	500,000	485
4.875%, 1/16/24 b	1,200,000	1,243
5.000%, 10/1/21 b	3,450,000	3,556
Aircastle, Ltd.
4.250%, 6/15/26	300,000	277
5.250%, 8/11/25 144A	2,400,000	2,347
Ally Financial, Inc.
3.050%, 6/5/23	400,000	416
4.250%, 4/15/21	246,000	250
8.000%, 11/1/31 b	1,371,000	1,876
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	501
5.500%, 1/15/23 144A	800,000	808
Banca Monte dei Paschi di Siena SpA
3.625%, 9/24/24 EUR §,¥	200,000	241
5.375%, 1/18/28 EUR §,¥	5,300,000	5,105
Banco Bilbao Vizcaya Argentaria SA 6.000%, 12/31/99 EUR §,¥	1,600,000	1,864
Banco Bradesco SA 2.850%, 1/27/23 144A	600,000	608
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	511
Banco do Brasil SA 4.625%, 1/15/25 144A	1,100,000	1,159
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	206
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,084
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 b	4,500,000	4,852

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Barclays Bank PLC 7.625%, 11/21/22 b	2,000,000	2,200
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	263
3.250%, 2/12/27 GBP §,¥	1,500,000	2,067
3.375%, 4/2/25 EUR §,¥	1,200,000	1,527
3.650%, 3/16/25 b	3,100,000	3,344
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23 b	2,000,000	2,093
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/31/99	500,000	507
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,538
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,100,000	1,095
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	206
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	7,084
BPCE SA 2.375%, 1/14/25 144A	200,000	208
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	109
6.500%, 6/17/22 144A	200,000	216
China Evergrande Group 8.250%, 3/23/22 §	900,000	806
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ¥	200,000	240
CIT Group, Inc.
5.000%, 8/15/22	272,000	280
5.000%, 8/1/23	100,000	104
Citigroup, Inc.
1.250%, 7/6/26 EUR §,¥	200,000	243
3.400%, 5/1/26	400,000	445
Cooperatieve Rabobank UA
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥	2,600,000	3,140
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,¥	700,000	673
Country Garden Holdings Co., Ltd. 6.500%, 4/8/24 §	600,000	649
CPI Property Group SA
1.625%, 4/23/27 EUR §,¥	400,000	453
2.125%, 10/4/24 EUR §,¥	400,000	478
4.750%, 3/8/23 §	1,300,000	1,380
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,544
Credit Agricole SA
1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	511
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,380
6.500%, 8/8/23 §	1,700,000	1,925
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	320

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
Deutsche Bank AG
1.481%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23 b	2,900,000	2,852
1.625%, 1/20/27 EUR §,¥	100,000	117
2.625%, 12/16/24 GBP §,¥	500,000	654
3.375%, 5/12/21 b	2,000,000	2,023
3.547%, (US SOFR plus 3.043%), 9/18/31 b	1,100,000	1,105
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	1,063
4.250%, 2/4/21	900,000	910
4.250%, 10/14/21 b	4,500,000	4,626
5.000%, 2/14/22 b	6,000,000	6,276
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	412
The Doctors Co. 6.500%, 10/15/23 144A	300,000	326
Emerald Bay SA 0.000%, 10/15/20 144A EUR ¥	3,796,000	4,411
EPR Properties 3.750%, 8/15/29	100,000	87
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	607
2.750%, 3/29/28 EUR §,¥	100,000	121
Fairstone Financial, Inc. 7.875%, 7/15/24 144A	100,000	103
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	215
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	3,690,000	3,681
8.250%, 4/15/25 144A	1,000,000	1,020
10.750%, 4/1/24 144A	900,000	956
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	500,000	528
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ¥	300,000	467
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,¥	3,700,000	4,351
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	101
5.750%, 6/1/28	400,000	457
The Goldman Sachs Group, Inc.
0.107%, 4/21/23 EUR §,¥	900,000	1,056
0.127%, 9/26/23 EUR §,¥	300,000	352
3.375%, 3/27/25 EUR §,¥	200,000	265
3.750%, 5/22/25 b	2,500,000	2,778
3.850%, 7/8/24	1,000,000	1,099
4.000%, 3/3/24	400,000	440
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	310
Growthpoint Properties International, Ltd. 5.872%, 5/2/23 §	1,600,000	1,655
Hammerson PLC 1.750%, 3/15/23 EUR §,¥	400,000	422
HBOS PLC 5.374%, 6/30/21 EUR ¥	600,000	727
Hospitality Properties Trust
4.350%, 10/1/24	200,000	181
4.750%, 10/1/26 b	4,900,000	4,367
The Howard Hughes Corp. 5.375%, 3/15/25 144A	300,000	305

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	199
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	202
3.900%, 5/25/26 b	2,600,000	2,873
4.300%, 3/8/26 b	3,000,000	3,384
6.500%, 5/20/24 GBP §,¥	1,400,000	2,145
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/68 b	1,800,000	1,870
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/69 §	900,000	952
International Lease Finance Corp.
5.875%, 8/15/22	400,000	428
8.625%, 1/15/22	400,000	430
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	317
4.000%, 9/23/29 144A	200,000	218
5.017%, 6/26/24 144A	2,700,000	2,837
6.500%, 2/24/21 144A	4,100,000	4,185
Itau Unibanco Holding SA 2.900%, 1/24/23 144A	200,000	202
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.250%, 6/3/26 144A	1,400,000	1,421
7.250%, 8/15/24 144A	1,600,000	1,658
JPMorgan Chase & Co.
1.146%, (ICE LIBOR USD 3 Month plus 0.890%), 7/23/24	200,000	202
Kaisa Group Holdings, Ltd. 11.250%, 4/16/25 §	3,500,000	3,421
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP §,¥	2,700,000	3,414
LeasePlan Corp NV 2.875%, 10/24/24 144A	300,000	310
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,¥	100,000	123
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,¥	4,600,000	5,181
Lloyds Banking Group PLC
1.875%, 1/15/26 GBP §,¥	500,000	651
2.250%, 10/16/24 GBP §,¥	2,000,000	2,668
3.500%, 4/1/26 EUR §,¥	200,000	263
4.450%, 5/8/25 b	2,800,000	3,166
Logicor Financing SARL 3.250%, 11/13/28 EUR §,¥	600,000	797
Macquarie Group, Ltd. 6.250%, 1/14/21 144A	300,000	305
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ¥	100,000	124
Mitsubishi UFJ Financial Group, Inc. 3.407%, 3/7/24	700,000	760
Morgan Stanley 4.000%, 7/23/25 b	3,600,000	4,062
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,879
Navient Corp.
6.625%, 7/26/21 b	1,300,000	1,320
7.250%, 1/25/22	400,000	411

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥	2,600,000	3,368
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	106
4.950%, 4/1/24	100,000	106
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	195
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	202
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,869
5.250%, 8/15/22 144A	650,000	653
5.500%, 2/15/24 144A	400,000	403
Quicken Loans, Inc. 5.250%, 1/15/28 144A	1,450,000	1,528
Royal Bank of Scotland Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR §,¥	1,600,000	1,917
2.500%, 3/22/23 EUR §,¥	100,000	123
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	216
4.800%, 4/5/26 b	2,800,000	3,236
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	4,301
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/31/99	500,000	509
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49 b	2,100,000	2,153
Santander UK Group Holdings PLC
0.357%, 3/27/24 EUR §,¥	1,000,000	1,159
3.125%, 1/8/21 b	2,100,000	2,115
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	4,437
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,885
Sberbank of Russia Via SB Capital SA 6.125%, 2/7/22 §	1,700,000	1,789
Springleaf Finance Corp.
6.125%, 3/15/24	500,000	524
6.875%, 3/15/25 b	1,900,000	2,108
7.125%, 3/15/26 b	1,700,000	1,899
7.750%, 10/1/21	100,000	105
Sunac China Holdings, Ltd.
7.250%, 6/14/22 §	2,800,000	2,801
7.350%, 7/19/21 §	200,000	202
8.350%, 4/19/23 §	1,600,000	1,630
8.375%, 1/15/21 §	2,400,000	2,413
Synovus Bank 2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	253
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,¥	96,254	164
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,¥	2,645,952	4,435
TP ICAP PLC 5.250%, 1/26/24 GBP §,¥	3,700,000	5,120
TrustCo Bank Corp. 6.390%, 1/15/50 144A	200,000	200

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Financial continued
UBS AG 7.625%, 8/17/22 b	4,400,000	4,899
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	798
UniCredit SpA
2.200%, 7/22/27 EUR §,¥	300,000	359
2.569%, 9/22/26 144A	2,900,000	2,864
4.168%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,591
6.572%, 1/14/22 144A	700,000	743
7.830%, 12/4/23 144A	5,650,000	6,615
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	408,909	542
7.395%, 3/28/24 GBP §,¥	400,000	537
Virgin Money UK PLC
3.125%, 6/22/25 GBP §,¥	100,000	128
3.375%, 4/24/26 GBP §,¥	100,000	129
4.000%, 9/25/26 GBP §,¥	500,000	665
4.000%, 9/3/27 GBP §,¥	200,000	266
VIVAT NV
2.375%, 5/17/24 EUR §,¥	700,000	841
7.000%, 12/31/99 EUR §,¥	200,000	249
Wells Fargo & Co.
1.338%, 5/4/25 EUR §,¥	1,500,000	1,806
1.654%, (US SOFR plus 1.600%), 6/2/24 b	6,500,000	6,619
Weyerhaeuser Co. 7.375%, 3/15/32 b	1,500,000	2,185

Total		272,258

Industrial (1.3%)
Aeropuerto Internacional de Tocumen SA 6.000%, 11/18/48 144A	298,674	332
Aviation Capital Group, LLC 5.500%, 12/15/24 144A	900,000	928
Bombardier, Inc.
6.000%, 10/15/22 144A	200,000	185
6.125%, 1/15/23 144A	400,000	342
DAE Funding LLC 5.000%, 8/1/24 144A	400,000	402
Flex, Ltd. 3.750%, 2/1/26	700,000	764
Fortress Transportation & Infrastructure 6.750%, 3/15/22 144A	700,000	689
General Electric Co.
0.875%, 5/17/25 EUR ¥	100,000	117
5.250%, 12/7/28 GBP ¥	300,000	448
5.550%, 1/5/26	200,000	233
5.625%, 9/16/31 GBP ¥	200,000	301
5.875%, 1/14/38	100,000	117
6.875%, 1/10/39	100,000	128
Greif, Inc. 6.500%, 3/1/27 144A	300,000	311
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	319,327	389
Rolls-Royce PLC 0.875%, 5/9/24 EUR §,¥	5,300,000	5,383
SIG Combibloc PurchaseCo SARL 2.125%, 6/18/25 144A EUR ¥	300,000	361
Standard Industries, Inc. 2.250%, 11/21/26 144A EUR ¥	1,300,000	1,456

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Industrial continued
4.750%, 1/15/28 144A	950,000	986

Total		13,872

Technology (1.3%)
Dell International LLC / EMC Corp.
4.420%, 6/15/21 144A	574,000	588
5.300%, 10/1/29 144A	4,300,000	4,926
6.020%, 6/15/26 144A	300,000	352
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,206
8.100%, 7/15/36 144A	300,000	394
Micron Technology, Inc. 4.663%, 2/15/30	100,000	117
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,912
5.350%, 3/1/26 144A	1,600,000	1,892
VMware, Inc.
4.500%, 5/15/25	300,000	339
4.650%, 5/15/27 b	1,400,000	1,631
4.700%, 5/15/30	100,000	118

Total		13,475

Utilities (1.2%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	293
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	300
Edison International 5.750%, 6/15/27	100,000	110
Electricite de France SA 4.500%, 9/21/28 144A	900,000	1,069
FirstEnergy Corp. 7.375%, 11/15/31	400,000	560
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,270
6.267%, 12/31/33 144A	516,677	649
National Fuel Gas Co. 5.200%, 7/15/25	300,000	332
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	97
2.500%, 2/1/31	100,000	95
2.950%, 3/1/26	100,000	102
3.150%, 1/1/26 b	1,600,000	1,641
3.250%, 6/15/23	100,000	104
3.300%, 3/15/27	200,000	204
3.300%, 12/1/27	500,000	514
3.300%, 8/1/40	200,000	183
3.450%, 7/1/25	300,000	314
3.500%, 6/15/25 b	1,500,000	1,579
3.750%, 7/1/28	100,000	104
3.850%, 11/15/23	200,000	211
4.250%, 8/1/23	200,000	213
4.250%, 3/15/46	100,000	96
4.450%, 4/15/42	100,000	100
4.550%, 7/1/30	500,000	542
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,504

Multi-Sector Bond Portfolio

Corporate Bonds (58.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Puget Energy, Inc. 5.625%, 7/15/22	200,000	214
Total		12,400

Total Corporate Bonds (Cost: $592,205)		604,855

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,¥	2,100,000	1,994
Total		1,994

Total Convertible Corporate Bonds (Cost: $2,095)		1,994

Governments (20.2%)
Governments (20.2%)
Abu Dhabi Government International Bond
1.700%, 3/2/31 144A	800,000	791
2.700%, 9/2/70 144A	3,700,000	3,575
3.875%, 4/16/50 144A	1,500,000	1,830
Albania Government International Bond 3.500%, 6/16/27 144A EUR ¥	1,400,000	1,683
Angolan Government International Bond 8.000%, 11/26/29 144A	1,600,000	1,263
Arab Republic of Egypt 5.625%, 4/16/30 144A EUR ¥	1,550,000	1,642
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	184
1.750%, 7/9/30	1,092,438	453
4.875%, 7/9/41 b	13,194,615	5,212
5.000%, 7/9/35 b	5,922,164	2,212
Australian Government 4.250%, 4/21/26 AUD §,¥	2,400,000	2,083
Autonomous Community of Catalonia 4.900%, 9/15/21 EUR ¥	800,000	979
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR §,¥	300,000	318
Colombia Government International Bond 5.000%, 6/15/45 b	6,000,000	6,990
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	2,832
6.500%, 2/15/48 §	400,000	405
6.875%, 1/29/26 §	500,000	556
Ecuador Government International Bond
0.010%, 7/31/30 144A	323,958	150
6.900%, 7/31/30 144A	1,020,600	689
6.900%, 7/31/35 144A	2,674,620	1,478
6.900%, 7/31/40 144A	1,225,800	611
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	800,000	913
6.375%, 4/11/31 144A EUR ¥	400,000	435
6.375%, 4/11/31 EUR §,¥	2,000,000	2,175
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	632
Federal Republic of Nigeria 7.875%, 2/16/32 §	2,800,000	2,668
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	569
8.125%, 3/26/32 144A	400,000	350

Governments (20.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
8.950%, 3/26/51 144A	600,000	518
8.950%, 3/26/51 §	200,000	173
Indonesia Government International Bond
1.400%, 10/30/31 EUR ¥	200,000	229
1.450%, 9/18/26 EUR ¥	700,000	832
Ivory Coast Government International Bond
5.875%, 10/17/31 144A EUR ¥	300,000	318
6.875%, 10/17/40 144A EUR ¥	400,000	421
Kenya Government International Bond 8.000%, 5/22/32 144A	700,000	690
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	299
5.850%, 7/7/30 144A	400,000	388
North Macedonia 3.675%, 6/3/26 144A EUR ¥	500,000	628
Oman Government International Bond
6.750%, 1/17/48 144A	2,600,000	2,147
6.750%, 1/17/48 §	1,500,000	1,239
Panama Government International Bond
6.700%, 1/26/36 b	1,900,000	2,757
8.125%, 4/28/34	100,000	143
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	621
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,¥,j	740,000	5
Republic of Belarus Ministry of Finance
5.875%, 2/24/26 144A	600,000	555
6.378%, 2/24/31 144A	400,000	373
Republic of Costa Rica 7.158%, 3/12/45 §	800,000	728
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	1,041
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,598
3.750%, 6/14/28 EUR §,¥	2,200,000	3,008
4.125%, 1/15/25 §	1,900,000	2,120
4.625%, 4/15/43 §	2,700,000	3,158
5.125%, 1/15/45 §	1,800,000	2,261
Republic of Kazakhstan 5.125%, 7/21/25 §	5,200,000	6,014
Republic of Paraguay
5.600%, 3/13/48 §	600,000	737
6.100%, 8/11/44 §	300,000	387
Republic of South Africa Government International Bond
4.850%, 9/30/29 b	1,200,000	1,143
4.875%, 4/14/26	600,000	606
5.750%, 9/30/49	500,000	423
5.875%, 9/16/25 b	5,900,000	6,306
The Republic of Trinidad & Tobago 4.500%, 8/4/26 §	400,000	405
Romanian Government International Bond 4.125%, 3/11/39 EUR §,¥	1,500,000	1,996
Russian Federation 5.625%, 4/4/42 §	2,000,000	2,672
Saudi International Bond
2.900%, 10/22/25 §	300,000	320
4.000%, 4/17/25 §	3,900,000	4,333
4.500%, 10/26/46 §	9,300,000	11,161

Multi-Sector Bond Portfolio

Governments (20.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	113
4.750%, 3/13/28 EUR §,¥	400,000	453
6.250%, 5/23/33 144A	400,000	394
Sri Lanka Government International Bond
7.550%, 3/28/30 §	1,600,000	1,080
7.850%, 3/14/29 §	500,000	345
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,544
4.400%, 4/16/50 §	2,400,000	3,088
4.500%, 4/23/28 §	1,100,000	1,315
4.817%, 3/14/49 §	800,000	1,077
5.103%, 4/23/48 §	1,200,000	1,667
Turkey Government International Bond
4.250%, 3/13/25	1,200,000	1,103
4.625%, 3/31/25 EUR ¥	600,000	684
4.875%, 10/9/26 b	4,000,000	3,657
5.125%, 2/17/28 b	4,300,000	3,911
5.600%, 11/14/24	400,000	388
5.750%, 5/11/47	400,000	316
6.125%, 10/24/28	400,000	380
7.625%, 4/26/29 b	1,600,000	1,647
Ukraine Government International Bond
4.375%, 1/27/30 144A EUR ¥	1,600,000	1,528
4.375%, 1/27/30 EUR §,¥	1,700,000	1,623
6.750%, 6/20/26 144A EUR ¥	600,000	684
7.375%, 9/25/32 §	300,000	281
7.750%, 9/1/21 §	4,600,000	4,710
8.994%, 2/1/24 144A	1,000,000	1,043
United Mexican States 4.600%, 1/23/46 b	4,700,000	5,037
US Treasury
1.875%, 8/31/24 b	7,310,000	7,784
2.125%, 3/31/24 b	3,970,000	4,238
2.125%, 11/30/24 b	3,400,000	3,667
2.250%, 11/15/24 b	15,910,000	17,228
2.250%, 2/15/27 b	150,000	167
2.375%, 8/15/24 b	3,700,000	4,009
2.500%, 1/31/24 b	10,590,000	11,406
2.750%, 2/15/24 b	8,700,000	9,453
2.875%, 11/30/23 b	4,230,000	4,590
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	2
7.000%, 3/31/38 §,j	204,000	15
7.650%, 4/21/25 §,j	1,955,000	147
8.250%, 10/13/24 §,j	356,000	27
9.000%, 5/7/23 §,j	32,000	2
9.250%, 5/7/28 §,j	1,241,000	93
9.375%, 1/13/34 j	1,400,000	105
Total		208,432

Total Governments (Cost: $206,277)		208,432

Municipal Bonds (1.0%)
Municipal Bonds (1.0%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	168

Municipal Bonds (1.0%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	309
City of Riverside CA Electric Revenue 7.605%, 10/1/40 RB	200,000	334
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	157
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	344
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	151
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	98,000	148
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	419
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	127
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB b	1,100,000	1,539
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	270
State of California 7.950%, 3/1/36 GO	95	–p
State of Illinois
6.630%, 2/1/35 GO	245,000	270
6.725%, 4/1/35 GO	95,000	105
7.350%, 7/1/35 GO	200,000	227
Texas Public Finance Authority 8.250%, 7/1/24 RB	125,000	126
Tobacco Settlement Finance Authority of West Virginia, Series A 7.467%, 6/1/47 RB	970,000	1,038
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB b	3,205,000	3,308
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB b	800,000	1,136

Total Municipal Bonds (Cost: $7,221)		10,176

Structured Products (15.4%)
Asset Backed Securities (5.5%)
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3
0.628%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	49
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	70,118	67
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
0.943%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	44,276	43

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.123%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	87,270	87
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	7,617,150	2,941
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.148%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	128,400	125
Aircraft Certificate Owner Trust, Series 2003- 1A, Class E 7.001%, 9/20/22 144A Æ	11,545	12
AlbaCore EURO CLO I DAC 1.530%, 7/18/31 144A EUR ¥	250,000	295
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
1.018%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	24,475	24
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
1.397%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	26,865	27
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	200
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
0.348%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	22,931	23
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
0.258%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	4,317	7
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
1.398%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	139,390	139
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
0.728%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	764
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
0.358%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	94
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
1.723%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	97
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	1,431	1
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
0.498%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	82,032	74

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.610%, (AFC), 7/25/36 S	100,000	101
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
0.318%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	6,754	7
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	529,451	486
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
0.438%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	30,187	30
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
0.438%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	58,822	58
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
0.468%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	767
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	30,298	28
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
0.988%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47 b	2,073,150	2,030
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
0.348%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	968,180	864
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1 144A
0.698%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,460,374	1,238
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
0.768%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	4,299	4
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
1.198%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	308,127	306
Fair Oaks Loan Funding II, Series 2A, Class A 1.900%, 7/15/31 144A EUR ¥	750,000	887
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	35,231	35
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	200,000	196
Fremont Home Loan Trust, Series 2005-2, Class M4
1.078%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	279

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GSAA Home Equity Trust, Series 2006-17, Class A1
0.208%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	55,509	20
GSAMP Trust, Series 2004-WF, Class M2
1.798%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	22,396	22
GSAMP Trust, Series 2007-FM2, Class A2B
0.238%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	192,194	140
GSAMP Trust, Series 2007-NC1, Class A2A
0.198%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	15,213	10
Gulf Stream Meridian 2, Ltd., Series 2020-IIA, Class A1A
2.478%, (ICE LIBOR USD 3 Month plus 2.200%), 10/15/29 144A	4,700,000	4,702
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.488%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	392
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
0.538%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	237,589	230
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
0.308%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	374,283	248
JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV1
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 8/25/36	273,639	272
Lehman XS Trust, Series 2005-4, Class 1A3
0.948%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	8,511	9
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
0.448%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	65,591	57
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
0.418%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	309,249	146
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,318,475	907
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	113,044	112
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	12,602,569	11,235
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
0.248%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,197,473	911

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	964,286	429
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
0.598%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	891,338	643
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
0.853%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	153
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.138%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	256,210	257
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
0.308%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	70,208	40
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	65,999	40
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
0.398%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	65,496	36
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	942	1
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
1.723%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	55,281	55
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
1.498%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	25,992	26
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
0.308%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	470,859	462
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
0.943%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	44,753	45
Popular Mortgage Pass Through Trust, Series 2006-A, Class M1
0.538%, (ICE LIBOR USD 1 Month plus 0.390%), (AFC), 2/25/36	133,491	132
RAAC Series, Series 2007-RP4, Class A
0.498%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	256,727	242
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
0.628%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	146,195	146

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
0.558%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	58,611	58
Residential Asset Securities Corp., Series 2007-KS1, Class A3
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37 b	108,000	107
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
0.488%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37 b	1,600,000	1,498
Saxon Asset Securities Trust, Series 2006-1, Class M1
0.613%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	334,524	326
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.108%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	61,452	53
SLM Private Education Loan Trust, Series 2011-B, Class A3
2.402%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	14,719	15
Soundview Home Loan Trust, Series 2005-3, Class M3
0.973%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	50,724	51
Soundview Home Loan Trust, Series 2006-2, Class M2
0.498%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	389
Soundview Home Loan Trust, Series 2006-3, Class A3
0.308%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	104,222	103
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
0.428%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	195
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
0.458%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,624,592	5,796
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.123%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	217,342	216
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.123%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	122,317	122
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
0.913%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	492
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	17,211	17

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
0.358%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	94,512	88
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
0.318%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	298,041	292
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.408%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,115,284	1,098
Vendome Funding DAC 1.860%, 7/20/31 144A EUR ¥	500,000	589
Venture XIV CLO, Ltd., Series 14A, Class ARR
1.286%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,452
Venture XXV CLO Ltd., Series 25A, Class AR
1.502%, (ICE LIBOR USD 3 Month plus 1.230%), 4/20/29 144A	5,000,000	4,972
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
0.298%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	156,952	141
Total		56,575

Mortgage Securities (9.9%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
1.810%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	1,091	1
Banc of America Funding Trust, Series 2005- H, Class 5A1 3.615%, (CSTR), 11/20/35	127,317	121
Banc of America Funding Trust, Series 2006- J, Class 4A1 4.199%, (CSTR), 1/20/47	51,075	49
Banc of America Funding Trust, Series 2007- 6, Class A1
0.438%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	65,458	61
Barclays Capital LLC, Series 2009-RR14, Class 2A2 3.620%, (CSTR), 7/26/36 144A	26,727	24
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,526,914	1,496
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 3.295%, (CSTR), 7/25/34	2,275	2
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.622%, (CSTR), 11/25/36	158,459	114
Bear Stearns ARM Trust, Series 2007-4, Class 22A1 3.594%, (CSTR), 6/25/47	104,704	101
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	4,028	4

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA 3.355%, (CSTR), 9/25/37	11,275	11
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A 3.795%, (CSTR), 9/25/37	53,507	52
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 3.642%, (CSTR), 3/25/37	451,153	413
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	15,567	16
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	310,555	213
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.486%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	6,069	6
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
2.499%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	16,563	16
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	171,597	143
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	155,098	159
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	4,018	4
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	218,397	179
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	130,241	78
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
0.648%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	423,680	146
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 3.573%, (CSTR), 5/25/36	12,370	11
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.346%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	15,145	13
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.351%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	31,817	26
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.366%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	410,101	325

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.366%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	10,463	8
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	237,620	147
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	38,427	34
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1 2.881%, (CSTR), 10/25/35	13,696	12
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1 3.242%, (CSTR), 12/20/35	4,310	4
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	18,838	12
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	139,246	106
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
1.979%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	38,967	17
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
0.418%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,032,628	396
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1 3.339%, (CSTR), 3/25/37	10,700	10
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	1,025	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	438,084	429
EMF-NL BV, Series 2008-APRX, Class A2
0.357%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	143,548	155
Eurosail-NL BV, Series 2007-NL2X, Class A
1.057%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	82,211	97
Federal National Mortgage Association, Series 2003-W6, Class F
0.525%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	21,121	21
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	233,349	153
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 3.877%, (CSTR), 9/25/35	2,899	3

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	102,972	74
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 3.783%, (CSTR), 1/25/36	1,762	2
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 3.408%, (CSTR), 3/25/47	9,832	8
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
0.466%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	10,879	10
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
0.636%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	18,947	18
HomeBanc Mortgage Trust, Series 2005-1, Class A1
0.398%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	5,744	5
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
0.368%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,126,370	1,024
Impac Secured Assets Trust, Series 2007-1, Class A2
0.308%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	56,638	54
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 3.189%, (CSTR), 10/25/34	19,787	20
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.628%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,796	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.448%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	12,656	12
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 3.157%, (CSTR), 10/25/35	10,052	9
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 3.683%, (CSTR), 7/25/35	7,747	8
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 3.395%, (CSTR), 6/25/37	55,370	45
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
0.528%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	7,828	8
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 2.998%, (CSTR), 12/25/35	145,415	125
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 2.715%, (CSTR), 2/25/36	2,521	2

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 3.395%, (CSTR), 5/25/36	12,499	11
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A 3.197%, (CSTR), 7/25/35	33,829	32
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 3.852%, (CSTR), 8/25/35	4,579	5
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
0.338%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	8,655	8
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
0.338%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	21,369	19
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
0.288%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	15,575	15
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37 b	3,351,397	1,347
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
0.468%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	54,135	51
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.625%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	499,764	477
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
0.328%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	224,128	189
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
0.798%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	15,319	13
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.101%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	2,287,385	2,956
Uniform Mortgage Backed Security TBA
2.500%, 10/14/50	12,700,000	13,320
2.500%, 11/12/50	1,700,000	1,779
3.000%, 11/13/47	36,300,000	38,034
4.000%, 11/12/50	33,600,000	35,868
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 3.845%, (CSTR, AFC), 2/25/33	937	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.241%, (CSTR), 10/25/36	23,730	21
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 3.682%, (CSTR), 3/25/36	201,006	191

Multi-Sector Bond Portfolio

Structured Products (15.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 3.176%, (CSTR), 8/25/36	10,868	10
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.660%, (CSTR), 2/25/37	3,817	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
1.719%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	341,529	287
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 3.334%, (CSTR), 7/25/37	47,176	43
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 3.995%, (CSTR), 4/25/36	50,017	47
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 3.633%, (CSTR), 11/25/37	40,706	37
Total		101,579

Total Structured Products (Cost: $155,247)		158,154

Bank Loan Obligations (2.2%)
Bank Loan Obligations (2.2%)
Altice Financing SA, 2.840%, 01/31/26b	1,187,786	1,120
Altice France SA, 2.840%, (US LIBOR plus 2.750%), 7/31/25	196,947	187
CenturyLink, Inc., 2.340%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,352,774	5,132
Charter Communications Operating LLC, 1.840%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27b	3,424,409	3,345
CommScope, Inc., 3.340%, (US LIBOR plus 3.250%), 4/6/26	495,000	481
Connect Finco SARL, 4.590%, (ICE LIBOR USD 1 Month plus 4.500%), 12/11/26b	1,197,000	1,159
Dell International LLC, 2.090%, (ICE LIBOR USD 1 Month plus 2.000%), 9/19/25b	1,458,497	1,451
Enterprise Merger Sub, Inc., 3.840%, (US LIBOR plus 3.750%), 10/10/25	491,250	350
Financial & Risk US Holdings, Inc., 3.210%, (Euribor 3 Month ACT/360 plus 3.250%), 10/1/25 EUR¥	992,424	1,147
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR¥	1,985,000	2,303
Hilton Worldwide Finance LLC, 1.840%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,082
Jefferies Finance LLC, 3.340%, (ICE LIBOR USD 3 Month plus 3.250%), 6/3/26	98,750	96
MPH Acquisition Holdings LLC, 2.840%, (ICE LIBOR USD 3 Month plus 2.750%), 6/7/23	1,000,000	982
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,820
Valaris PLC, 7.090%, (US LIBOR plus 7.000%), 8/11/21Æ	30,559	31
Valeant Pharmaceuticals International, Inc., 3.090%, (US LIBOR plus 3.000%), 6/2/25	310,814	304

Bank Loan Obligations (2.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Ziggo Finance Partnership BV, 2.590%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28b	1,555,228	1,496

Total Bank Loan Obligations (Cost: $23,091)		22,486

Short-Term Investments (7.6%)
Energy (0.0%)
Sinopec Group Overseas Development (2016) Limited 2.750%, 5/3/21§	200,000	202
Total		202

Financial (0.1%)
Huarong Finance II Co., Ltd. 3.250%, 6/3/21§	200,000	202
ICBCIL Finance Co., Ltd. 3.200%, 11/10/20§	300,000	301
New Metro Global Ltd. 6.500%, 4/23/21§	300,000	301
Total		804

Governments (2.8%)
US Treasury 0.000%, 12/10/20b	29,000,000	28,994
Total		28,994

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	4,274,789	4,275
Total		4,275

Repurchase Agreements (4.3%)
JP Morgan repurchase (Purchased on 9/30/20, to be repurchased at $44,200,135, collateralized by US Treasury Bond, 3.375%, due 11/15/48, par and fair value of $30,483,000 and $44,428,973, respectively) 0.110%, 11/1/20	44,200,000	44,200
Total		44,200

Total Short-Term Investments (Cost: $78,475)		78,475

Total Investments (105.4%) (Cost: $1,064,611)@		1,084,572

Other Assets, Less Liabilities (-5.4%)		(55,182)

Net Assets (100.0%)		1,029,390

Multi-Sector Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	38,900	389	12/20	$61,649	$63	$(50)
Euro-Bund Future	Long	EUR	5,000	50	12/20	10,231	56	(21)
Ten-Year US Treasury Note Future	Long	USD	99,700	997	12/20	139,113	434	(248)
Ultra Long Term US Treasury Bond Future	Long	USD	19,900	199	12/20	44,141	(242)	(390)
							$311	$(709)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	1.250%	6/25	28,700	USD	$(1,191)	$(53)	$(1,244)	$21
3-Month USD-LIBOR	1.000%	12/25	35,800	USD	(1,076)	(51)	(1,127)	32
3-Month USD-LIBOR	2.500%	12/24	7,000	USD	(280)	(369)	(649)	4
6-Month Euribor	0.600%	12/50	4,800	EUR	(804)	(263)	(1,067)	52
Daily GBP-SONIA	0.500%	12/25	6,400	GBP	(229)	14	(215)	8
					$(3,580)	$(722)	$(4,302)	$117

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	$156	$619	$775	$(9)
3-Month USD-LIBOR	2.995%	5/28	300	USD	–	55	55	(1)
6-Month Euribor	(0.150)%	12/25	13,000	EUR	112	96	208	(8)
					$268	$770	$1,038	$(18)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	12/25	2.311%	34,200	USD	$(2,218)	$42	$(2,176)	$94
Markit CDX North America Investment Grade Index	1.000%	12/24	1.753%	19,623	USD	(994)	414	(580)	32
Markit CDX North America Investment Grade Index	1.000%	6/25	1.876%	27,265	USD	(2,643)	1,572	(1,071)	49
Markit iTraxx Europe Crossover Index, Series 33	5.000%	6/25	3.503%	27,838	EUR	2,309	(245)	2,064	199
Markit iTraxx Europe Crossover Index, Series 33	5.000%	12/25	3.454%	37,300	EUR	3,340	(217)	3,123	18
Markit iTraxx Europe Crossover Index, Series 34	1.000%	12/25	0.592%	43,200	EUR	1,016	64	1,080	32
						$810	$1,630	$2,440	$424

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/24	0.676%	300	USD	$(1)	$5	$4	$–	p
AT&T, Inc.	1.000%	6/25	0.826%	100	USD	(4)	5	1	–	p
Atlantia SpA	1.000%	12/20	2.224%	1,300	EUR	(7)	3	(4)	–	p
Casino Guichard Perrachon SA	1.000%	12/20	6.882%	2,600	EUR	(22)	(25)	(47)	–	p
Casino Guichard Perrachon SA	1.000%	12/21	13.385%	1,000	EUR	(30)	(102)	(132)	(14)
Casino Guichard Perrachon SA	5.000%	6/22	13.324%	1,500	EUR	(134)	(30)	(164)	(18)
Casino Guichard Perrachon SA	5.000%	12/22	13.290%	1,500	EUR	(55)	(147)	(202)	(15)
Ford Motor Co.	5.000%	6/23	3.395%	2,900	USD	269	(149)	120	2
Ford Motor Co.	5.000%	12/23	3.568%	200	USD	24	(15)	9	–	p
Ford Motor Co.	5.000%	12/23	3.568%	700	USD	66	(36)	30	1
General Electric Co.	1.000%	12/23	1.070%	2,800	USD	(89)	83	(6)	–	p
General Electric Co.	1.000%	6/24	1.269%	900	USD	(6)	(3)	(9)	–	p
General Electric Co.	1.000%	12/24	1.419%	500	USD	(6)	(3)	(9)	–	p
Marks & Spencer PLC	1.000%	12/23	2.506%	200	EUR	(4)	(7)	(11)	–	p
Marks & Spencer PLC	1.000%	12/24	2.863%	2,900	EUR	(120)	(130)	(250)	1
Telefonica Emisiones SAU	1.000%	6/24	0.676%	1,000	EUR	12	2	14	–	p
Telefonica Emisiones SAU	1.000%	12/24	0.750%	3,200	EUR	59	(19)	40	2
Volkswagen International Finance	1.000%	6/24	0.795%	700	EUR	3	3	6	1
						$(45)	$(565)	$(610)	$(40)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 548	$ –	$ 548	$ (65)	$ (709)	$ (774)	$ –

Multi-Sector Bond Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	2,517	1,803	10/2/20	$37	$—	$37
Buy	Barclays Bank PLC	EUR	6,893	8,082	10/2/20	—	(96)	(96)
Buy	UBS AG	EUR	1,393	1,633	10/2/20	7	—	7
Sell	Barclays Bank PLC	EUR	124,607	146,096	10/2/20	3,032	—	3,032
Sell	Goldman Sachs International	EUR	3,739	4,384	10/2/20	42	—	42
Sell	HSBC Bank USA NA	EUR	2,932	3,438	10/2/20	—	(3)	(3)
Sell	JP Morgan Chase Bank NA	EUR	8,329	9,765	10/2/20	90	—	90
Sell	HSBC Bank USA NA	EUR	131,321	154,069	11/3/20	25	—	25
Buy	HSBC Bank USA NA	GBP	43,619	56,284	10/2/20	169	—	169
Sell	Bank of America NA	GBP	242	312	10/2/20	13	—	13
Sell	Barclays Bank PLC	GBP	1,181	1,524	10/2/20	—	(2)	(2)
Sell	BNP Paribas	GBP	2,576	3,324	10/2/20	—	(44)	(44)
Sell	Goldman Sachs International	GBP	1,562	2,015	10/2/20	3	(9)	(6)
Sell	HSBC Bank USA NA	GBP	1,784	2,303	10/2/20	2	(11)	(9)
Sell	JP Morgan Chase Bank NA	GBP	638	823	10/2/20	16	—	16
Sell	UBS AG	GBP	35,636	45,983	10/2/20	1,123	—	1,123
Sell	HSBC Bank USA NA	GBP	41,019	52,938	11/3/20	—	(159)	(159)
						$4,559	$(324)	$4,235

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Intrum AB	Barclays Bank PLC	5.000%	12/24	4.689%	EUR	100	$8	$(7)	$1
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	200	18	(15)	3
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	200	14	(11)	3
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	200	16	(13)	3
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	300	27	(23)	4
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	300	29	(25)	4
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	400	38	(32)	6
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	400	38	(32)	6
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	500	36	(29)	7
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	600	57	(49)	8
Intrum AB	Goldman Sachs International	5.000%	12/24	4.689%	EUR	600	49	(41)	8
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	4.689%	EUR	800	59	(48)	11
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.689%	EUR	100	8	(7)	1
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.689%	EUR	100	8	(7)	1
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	4.689%	EUR	200	19	(16)	3
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	0.920%	USD	5,400	(24)	42	18
United Mexican States	BNP Paribas	1.000%	6/24	1.123%	USD	100	(1)	1	–p
United Mexican States	Goldman Sachs International	1.000%	12/24	1.232%	USD	200	(1)	(1)	(2)
United Mexican States	HSBC Bank USA NA	1.000%	6/24	1.123%	USD	400	(4)	2	(2)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	1.232%	USD	700	(4)	(3)	(7)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/25	1.494%	USD	400	(5)	(5)	(10)
							$385	$(319)	$66

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
iBoxx USD Liquid High Yield Index	Barclays Bank PLC	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	12/20	6	$(24)	$(24)
						$(24)	$(24)

Multi-Sector Bond Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward			Forward
	Contracts	Swaps	Total	Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$4,559	$87	$4,646	$(324)	—	$(45)	$(369)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $276,229 representing 26.9% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2020, the aggregate value of these securities was $218,815 (in thousands), representing 21.2% of net assets.

b

Cash or securities with an aggregate value of $355,137 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Constellation Oil Services Holding SA 10.000%. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
p	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.
S	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,062,450 and the net unrealized appreciation of investments based on that cost was $25,276 which is comprised of $60,323 aggregate gross unrealized appreciation and $35,047 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$22,455	$31
Convertible Corporate Bonds	—	1,994	—
Municipal Bonds	—	10,176	—
Corporate Bonds	—	604,855	—
Governments	—	208,432	—
Structured Products
Asset Backed Securities	—	56,563	12
Mortgage Backed	—	101,579	—
Short-Term Investments
Money Market Funds	4,275	—	—
All Others	—	74,200	—
Other Financial Instruments^
Futures	553	—	—
Forward Currency Contracts	—	4,559	—
Interest Rate Swaps	—	1,038	—
Credit Default Swaps	—	6,578	—
Total Assets:	$4,828	$1,092,429	$43
Liabilities:
Other Financial Instruments^
Futures	(242)	—	—
Forward Currency Contracts	—	(324)	—
Total Return Swaps	—	(24)	—
Interest Rate Swaps	—	(4,302)	—
Credit Default Swaps	—	(4,682)	—
Total Liabilities:	$(242)	$(9,332)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the fiscal year to date ended September 30, 2020, there were transfers from Level 3 to Level 2 in the amount of $63 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously not priced by a third party vendor.

For the fiscal year to date ended September 30, 2020, there was a transfer from Level 2 to Level 3 in the amount of $12 (in thousands). This transfer was the result of the third party vendor not able to provide a daily price and the sub-advisor recommending the security to be priced utilizing the daily movement of a proxy price from a security with similar duration.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand